Application of new and revised IFRS as issued by the IASB (Tables)	12 Months Ended
Dec. 31, 2019
Application of new and revised IFRS as issued by the IASB
Schedule of amendments to ifrs and new interpretations issued by the IASB effective for current year

Effective Date
New, Revised or Amended Standards and Interpretations	Announced by IASB

IFRS 16 “Leases”	January 1, 2019
IFRIC 23 “Uncertainty over Income Tax Treatments”	January 1, 2019
Amendments to IFRS 9 “Prepayment features with negative compensation”	January 1, 2019
Amendments to IAS 19 “Plan Amendment, Curtailment or Settlement”	January 1, 2019
Amendments to IAS 28 “Long-term interests in associates and joint ventures”	January 1, 2019
Annual Improvements to IFRS Standards 2015–2017 Cycle	January 1, 2019

Schedule of operating lease commitments

January 1, 2019
(in thousands)
Operating lease commitment at December 31, 2018 as disclosed under IAS 17 in the Company’s consolidated financial statements	$4,874
Recognition exemption for short-term leases	(166)
Extension and termination options reasonably certain to be exercised	1,610
$6,318
Discounted using the incremental borrowing rate at January 1, 2019	$5,899
Lease liabilities recognized at January 1, 2019	$5,899

Schedule of new and revised standards, amendments and interpretations in issue but not yet effective

New and revised standards, amendments and interpretations in issue but not yet effective

Effective Date
New, Revised or Amended Standards and Interpretations	Announced by IASB

Amendments to IFRS 3 “Definition of a Business”	January 1, 2020
Amendments to IAS 1 and IAS 8 “Definition of Material”	January 1, 2020
Amendments to IFRS 10 and IAS 28 “Sale or Contribution of Assets Between an Investor and Its Associate or Joint Venture”	Effective date to be determined by IASB
IFRS 17 “Insurance Contracts”	January 1, 2021
Amendments to IFRS 9, IAS39 and IFRS7 “Interest Rate Benchmark Reform”	January 1, 2020
Classification of Liabilities as Current or Non-current (Amendments to IAS 1)	January 1, 2022